American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2024

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.0%
Focused Dynamic Growth Fund G Class(2)	396,277	22,607,626
Focused Large Cap Value Fund G Class	5,546,427	56,961,802
Growth Fund G Class	626,660	34,015,107
Heritage Fund G Class	971,540	26,649,342
Mid Cap Value Fund G Class	2,001,610	31,445,299
Small Cap Growth Fund G Class(2)	567,435	11,819,680
Small Cap Value Fund G Class	1,145,532	11,913,532
Sustainable Equity Fund G Class	1,236,094	61,965,409
		257,377,797
International Equity Funds — 25.8%
Emerging Markets Fund G Class	2,536,413	27,215,709
Global Real Estate Fund G Class	953,264	11,172,259
International Growth Fund G Class	2,590,032	31,650,189
International Small-Mid Cap Fund G Class	1,218,869	11,883,968
International Value Fund G Class	1,968,272	16,946,821
Non-U.S. Intrinsic Value Fund G Class	1,857,408	17,422,485
		116,291,431
Domestic Fixed Income Funds — 12.5%
Diversified Bond Fund G Class	4,396,231	39,126,460
High Income Fund G Class	1,161,630	9,804,158
Inflation-Adjusted Bond Fund G Class	758,995	7,741,750
		56,672,368
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	660,907	5,743,284
Global Bond Fund G Class	1,821,190	15,552,965
		21,296,249
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $407,539,509)		451,637,845
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$451,637,845

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$20,535	$3,179	$3,658	$2,552	$22,608	396	$545	—
Focused Large Cap Value Fund	50,806	10,182	5,661	1,635	56,962	5,546	(383)	$1,971
Growth Fund	30,653	5,605	5,150	2,907	34,015	627	459	1,427
Heritage Fund	26,125	4,442	6,327	2,409	26,649	972	74	173
Mid Cap Value Fund	29,844	5,708	3,811	(296)	31,445	2,002	(382)	1,583
Small Cap Growth Fund(3)	6,543	5,680	1,038	635	11,820	567	(184)	—
Small Cap Value Fund	6,875	5,570	895	364	11,914	1,146	10	152
Sustainable Equity Fund	59,772	7,274	8,851	3,770	61,965	1,236	981	1,471
Emerging Markets Fund	24,596	4,882	3,406	1,144	27,216	2,536	(1,114)	633
Global Real Estate Fund	9,934	2,065	788	(39)	11,172	953	(144)	382
International Growth Fund	28,609	5,407	2,428	62	31,650	2,590	(335)	537
International Small-Mid Cap Fund	10,629	1,520	639	374	11,884	1,219	(223)	243
International Value Fund	15,050	2,229	698	366	16,947	1,968	(36)	862
Non-U.S. Intrinsic Value Fund	15,894	3,931	605	(1,797)	17,423	1,857	(27)	2,041
Diversified Bond Fund	33,544	9,648	3,549	(517)	39,126	4,396	(704)	1,276
High Income Fund	8,378	1,523	240	143	9,804	1,162	(38)	478
Inflation-Adjusted Bond Fund	6,640	1,421	88	(231)	7,742	759	(16)	241
Emerging Markets Debt Fund	4,989	935	—	(181)	5,743	661	—	254
Global Bond Fund	13,342	2,702	466	(25)	15,553	1,821	(97)	371
	$402,758	$83,903	$48,298	$13,275	$451,638	32,414	$(1,614)	$14,095
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.